Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Interest	$ 21.7	$ 21.6	$ 47.7	$ 47.6
Income taxes (net of refunds)	$ 2.3	$ 0.4	$ 4.0	$ 2.4